Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 176	$ 181
Accruals	799	798
Provisions (see note 23)	63	92
Other current liabilities	53	43
Total payables, accruals and provisions	$ 1,091	$ 1,114